Consolidated Statement of Cash Flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Cash flow from / (used in) operating activities
Net profit / (loss)	[1],[2]	SFr 2,801	SFr 2,490
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software	[2]	556	505
Amortization and impairment of intangible assets	[2]	32	37
Credit loss expense / (recovery)	[2]	53	46
Share of net profits of associates / joint ventures and impairment of associates	[2]	(30)	(36)
Deferred tax expense / (benefit)	[2]	455	264
Net loss / (gain) from investing activities	[2]	(35)	246
Net loss / (gain) from financing activities	[2]	1,340	(307)
Other net adjustments	[2]	(1,568)	689
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks	[2]	2,634	484
Securities financing transactions	[2]	6,727	(6,568)
Cash collateral on derivative instruments	[2]	225	15
Loans and advances to customers	[2]	(6,859)	(6,438)
Customer deposits	[2]	(1,290)	(13,414)
Financial assets and liabilities at FV held for trading and derivative financial instruments	[2]	1,726	(7,353)
Brokerage receivables and payables	[2]	8,439
Financial assets at fair value not held for trading, other financial assets and liabilities	[2]	2,291	7,878
Provisions, other non-financial assets and liabilities	[2]	(823)	(557)
Income taxes paid, net of refunds	[2]	(348)	(689)
Net cash flow from / (used in) operating activities	[2]	16,327	(22,708)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[2]	(3)	(5)
Disposal of subsidiaries, associates and intangible assets	[2],[3]	58	95
Purchase of property, equipment and software	[2]	(819)	(720)
Disposal of property, equipment and software	[2]	30	23
Purchase of financial assets measured at fair value through other comprehensive income	[2]	(831)	(4,729)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[2]	668	6,150
Net (purchase) / redemption of debt securities measured at amortized cost	[2]	(2,391)
Net (purchase) / redemption of financial assets held to maturity	[2]		168
Net cash flow from / (used in) investing activities	[2]	(3,288)	982
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[2]	(5,801)	18,738
Net movements in treasury shares and own equity derivative activity	[2]	(833)	(751)
Distributions paid on UBS shares	[2]	(2,444)	(2,229)
Issuance of long-term debt, including financial liabilities designated at fair value	[2]	38,980	24,829
Repayment of long-term debt, including financial liabilities designated at fair value	[2]	(26,066)	(23,407)
Net changes in non-controlling interests and preferred notes	[2]	16	(50)
Net cash flow from / (used in) financing activities	[2]	3,853	17,130
Total cash flow
Cash and cash equivalents at the beginning of the period	[2],[4]	102,200	121,138
Net cash flow from / (used in) operating, investing and financing activities	[2]	16,892	(4,596)
Effects of exchange rate differences on cash and cash equivalents	[2]	135	(1,502)
Cash and cash equivalents at the end of the period	[2],[4]	119,227	115,040
Net cash flow from / (used in) operating activities includes:
Interest received in cash	[2]	6,703	6,009
Interest paid in cash	[2]	4,348	3,522
Dividends on equity investments, investment funds and associates received in cash	[2],[5]	SFr 1,190	SFr 985

[1]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[3]	Includes dividends received from associates.
[4]
CHF 4,042 million and CHF 2,576 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2018 and 30 June 2017, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section in the Annual Report 2017 for more information.

[5]	Includes dividends received from associates reported within Cash flow from / (used in) investing activities.